Risk Management - Undiscounted Cash Outflows Relating to Financial Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Accounts Payable and Accrued Liabilities
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	$ 6,124	$ 6,353
Accounts Payable and Accrued Liabilities | 1 Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	6,124	6,353
Accounts Payable and Accrued Liabilities | Years 2 and 3
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0	0
Accounts Payable and Accrued Liabilities | Years 4 and 5
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0	0
Accounts Payable and Accrued Liabilities | Thereafter
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0	0
Long-Term Debt
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	14,594	19,664
Long-Term Debt | 1 Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	401	561
Long-Term Debt | Years 2 and 3
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	983	1,608
Long-Term Debt | Years 4 and 5
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	2,014	2,603
Long-Term Debt | Thereafter
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	11,196	14,892
Contingent Payments
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	438	238
Contingent Payments | 1 Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	271	238
Contingent Payments | Years 2 and 3
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	167	0
Contingent Payments | Years 4 and 5
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0	0
Contingent Payments | Thereafter
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0	0
Lease Liabilities
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	4,657	5,073
Lease Liabilities | 1 Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	426	453
Lease Liabilities | Years 2 and 3
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	746	794
Lease Liabilities | Years 4 and 5
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	596	634
Lease Liabilities | Thereafter
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	2,889	3,192
Short-Term Borrowings
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	115	79
Short-Term Borrowings | 1 Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	115	79
Short-Term Borrowings | Years 2 and 3
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0	0
Short-Term Borrowings | Years 4 and 5
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0	0
Short-Term Borrowings | Thereafter
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	$ 0	$ 0